General	12 Months Ended
Dec. 31, 2021
Disclosure Of General Explanatory [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.) (“SciSparc” or the “Company”), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time (the “Group”) were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy and began focusing on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company is currently engaged in the following development programs based on Δ9-tetrahydrocannabinol (“THC”) and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome, Alzheimer’s disease and agitation, obstructive sleep apnea, pain, Autism Spectrum Disorder and Status Epilepticus. The headquarters of the Company are located in Tel Aviv, Israel.

On January 24, 2021 the Company changed its name from Therapix Biosciences Ltd. to SciSparc Ltd.

The Company was previously a dual-listed company, whereby it listed (a) its ordinary shares, no par value each (“ordinary shares”), on the Tel-Aviv Stock Exchange (“TASE”) from December 26, 2005 until its delisting on August 7, 2018, and (b) its American Depository Shares (“ADSs”) on the Nasdaq Capital Market (“Nasdaq”) following its initial public offering (“IPO”) on March 27, 2017, at which time it raised $13,700, until its suspension from listing, and subsequent delisting, from Nasdaq on July 2, 2020 and September 21, 2020, respectively. Following the delisting of the ADSs from Nasdaq, the Company’s ADSs were listed on the Pink Sheets and then subsequently upgraded to the OTCQB on December 8, 2020. On August 26, 2021, the Company’s ADSs were mandatorily cancelled and were exchanged for ordinary shares at a one-for-one ratio. On December 22, 2021, the Company’s ordinary shares were re-listed on Nasdaq and began trading under the symbol “SPRC”.

As of December 31, 2021, the Company had two subsidiaries, both of which are companies incorporated under the laws of Israel: (1) Brain Bright Ltd. (“Brain Bright”); and (2) Evero Health Ltd. (“Evero” and together with Brain Bright, the “Subsidiaries”).

Both of the Subsidiaries are private companies and as of the date of these financial statements Brain Bright is an inactive company with no assets or liabilities.

On October 3, 2018 (the “Acquisition Date”), the Company obtained control over Therapix Healthcare Resources Inc. (“THR”), a Delaware corporation, which was established on July 31, 2018, by acquiring 82.36% of THR’s equity through the conversion of a convertible loan.

On June 27, 2019, following the finalization of THR’s dissolution, completed by submitting all documents required by law (“THR’s Dissolution”), the Company deconsolidated THR (see Note 5).

The consolidated financial statements of the Company for the year ended December 31, 2021, were approved on April 26, 2022 and signed on April 28, 2022 (the “Approval Date”).

b.	Functional currency and presentation currency:

The functional currency of the Company, which is the currency that best reflects the economic environment in which the Company operates and conducts its transactions is the U.S. Dollar (“USD” or “$”), since it’s the primary currency of the economic environment in which the Company operates (see Note 2e). The consolidated financial statements are also presented in USD since the Company believes that preparing the consolidated financial statements in USD provides more relevant information to the users of the consolidated financial statements.

c.	The Group incurred operating losses since its incorporation and expects to continue to incur operating losses for the foreseeable future. As of December 31, 2021, the Group had an accumulated deficit of approximately $60,977 as a result of recurring operating losses.

As of the Approval Date, the Group has not yet started recognizing revenues from sales and its operations are dependent on its ability to raise additional funds from existing and/or new investors. This dependency will continue until the Group will be able to completely finance its operations by generating revenue from its products. In addition, as of the Approval Date, the Group has raised the necessary funding in order to continue its activity in the foreseeable future.

As of the Approval Date, the Company had $5,345 in cash. The Company anticipates that its cash as of December 31, 2021, will provide sufficient liquidity for more than a twelve-month period from April 29, 2022. The actual amount of cash that the Company will need to operate is subject to many factors, including, but not limited to, the timing, design and conduct of clinical trials for its drug candidates. The Company is dependent upon significant future financing to provide the cash necessary to execute its current operations, including the commercialization of any of its drug candidates.

d.	Definitions and Meanings:

The Company	-	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.)

The Group	-	SciSparc Ltd. (formerly Therapix Biosciences Ltd.) and its Subsidiaries, as detailed in Note 1a.

Subsidiaries	-	Companies that are controlled by the Company, as defined in IFRS 10, “Consolidated Financial Statements”, and whose accounts are consolidated with those of the Company (if active).

Associates	-	An entity over which the Company has significant influence, as defined in IAS 28, “Investment in Associates and Joint Ventures” and is not a Subsidiary.

Related Parties	-	As defined in IAS 24, “Related Party Disclosures”.

IAS	-	International Accounting Standards issued by the International Accounting Standards Board (“IASB”).

IFRS	-	International Financial Reporting Standards issued by the IASB.